Insurance claim receivable	12 Months Ended
Dec. 31, 2023
Insurance [Abstract]
Insurance claim receivable

6. Insurance claim receivable

In February 2022, the “Pyxis Epsilon” experienced a brief grounding at port which resulted in minor damages to the vessel. The vessel was off-hire for 43 days including shipyard repairs and returned to commercial employment at the end of March 2022. As of December 31, 2022, the outstanding balance of this insurance claim was $608 out of a total claimed amount of $2,022. The remaining claim balance received in full during 2023.